[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 15, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

Attention: Dominic Minore

RE:      TCP Capital Corp.

Mr. Minore:

Electronically transmitted herewith for filing on behalf of TCP Capital Corp. (the “Corporation”) is the Corporation’s shelf registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933.

If you have any questions or comments or require any additional information in connection with the Corporation or the Registration Statement please telephone me at (416) 777-4727 or Michael Hoffman at (212) 735-3406.

Very truly yours,

/s/ Steven Grigoriou

Steven Grigoriou, Esq.